Significant accounting policies - Goodwill and intangible assets (Details) - Software	12 Months Ended
Dec. 31, 2020
Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years